FLIGHT EQUIPMENT HELD FOR OPERATING LEASE	12 Months Ended
Dec. 31, 2018
FLIGHT EQUIPMENT HELD FOR OPERATING LEASE [Abstract]
FLIGHT EQUIPMENT HELD FOR OPERATING LEASE
6.	FLIGHT EQUIPMENT HELD FOR OPERATING LEASE

As of December 31, 2018, the Company had 100 aircraft and seven engines held for operating lease on lease to 43 lessees in 24 countries. As of December 31, 2017, the Company had 84 aircraft held for operating lease, of which 82 aircraft were on lease to 43 lessees in 27 countries, and two aircraft were off-lease.

During the year ended December 31, 2018, the Company purchased 34 aircraft and seven engines held for operating lease, and capitalized $820.9 million. During the year ended December 31, 2017, the Company purchased ten aircraft held for operating lease, and capitalized $438.1 million.

On February 28, 2018, the Company entered into the Share Purchase Agreement (as amended, the “SPA”) with its subsidiary, Fly Aladdin Holdings Limited (“Fly Aladdin”), AirAsia Group Berhad, as successor to AirAsia Berhad (“AirAsia”), and its subsidiary, Asia Aviation Capital Limited (“AACL”) with respect to the AirAsia Transactions. Under the terms of the SPA, the Company agreed to acquire a portfolio of 33 Airbus A320-200 aircraft and seven engines on operating leases to the AirAsia Group (“Portfolio A”), and one Airbus A320-200 aircraft on operating lease to a third-party airline. As of December 31, 2018, 33 Airbus A320-200 aircraft and seven engines in Portfolio A were transferred to the Company. Under the terms of the SPA, the delivery period expired in the fourth quarter of 2018. At expiry, one Airbus A320-200 aircraft on operating lease to a third-party airline had not been transferred, and the parties’ obligations under the SPA to purchase and sell this aircraft expired. Accordingly, the Company has completed the transfer of all aviation assets from AACL in the Portfolio A transactions.

In addition, on February 28, 2018, the Company entered into agreements pursuant to which it agreed to acquire 21 Airbus A320neo family aircraft to be leased to the AirAsia Group as the aircraft deliver between 2019 and 2021 (“Portfolio B”), and pursuant to which it acquired options to purchase up to 20 Airbus A320neo family aircraft, not subject to lease, which deliver from the manufacturer between 2019 and 2025 (“Portfolio C”). The Company did not exercise its options with respect to any of the Portfolio C aircraft delivering in 2019. The Company has options to purchase up to 17 Portfolio C aircraft delivering between 2020 and 2025.

In accordance with GAAP, the Company allocated the purchase price in connection with the AirAsia Transactions to individual aircraft acquired, maintenance rights, orderbook value, lease discounts, security deposits and maintenance payment liability based on their relative fair values. Fair values were estimated based on independent appraised values of aircraft and leases, and discounted cashflow valuation models.

The Portfolio A aircraft were recorded as flight equipment held for operating lease at their allocated values as they were transferred by the seller. The Portfolio B orderbook value, reflected on the Company’s balance sheet in “Other assets, net”, was recorded on a pro-rata basis as each aircraft in Portfolio A was transferred. The orderbook value consists of individual values for the 21 Portfolio B aircraft and will be recognized into flight equipment held for operating lease as each aircraft is acquired between 2019 and 2021. Until each Portfolio B aircraft is delivered, the Company capitalizes interest into the orderbook value based on a weighted-average cost of debt. As part of the Portfolio B arrangement, the Company has committed to lease the acquired Portfolio B aircraft to the AirAsia Group at lease rates that the Company has determined are more favorable to the lessees than the future market lease rates projected by third-party appraisers. The Company allocated purchase price to the lease discount based on relative fair value. No value was assigned to Portfolio C as it does not meet the GAAP definition of an asset or liability.

The following balances related to the AirAsia Transactions are included in the Company’s balance sheet (dollars in thousands):

December 31, 2018
Flight equipment held for sale, net	$163,236
Flight equipment held for operating lease, net	605,058
Maintenance rights	189,864
Other assets, net (Portfolio B orderbook value)	103,951
Security deposits	14,477
Maintenance payment liability, net	22,743
Other liabilities (lease discounts)	25,539

During the fourth quarter of 2018, the Company reclassified eight aircraft from Portfolio A to flight equipment held for sale (see Note 5).

In addition to the three aircraft sold as indicated in Note 5, the Company sold three other aircraft held for operating lease and recognized a gain of $5.5 million during the year ended December 31, 2018. The Company did not sell any aircraft during the year ended December 31, 2017 other than the one aircraft reclassified as flight equipment held for sale (see Note 5). During the year ended December 31, 2016, the Company sold 13 aircraft held for operating lease, 12 of which generated a $15.2 million gain. The Company recorded a gain on debt extinguishment of $0.6 million with the sale of the last aircraft, which was financed by a secured borrowing. The sale proceeds were paid to the lender as full and final discharge of the associated debt.

The Company did not recognize any aircraft impairment in 2018.

In 2017, the Company had two aircraft on lease to Air Berlin, including one Airbus A321-200 aircraft (manufactured in 2015) and one Airbus A330-200 aircraft (manufactured in 2001). In August 2017, Air Berlin commenced insolvency proceedings in Germany and the United States. As a result of these insolvency proceedings, the Company assessed both aircraft leased to Air Berlin for impairment. During the year ended December 31, 2017, the Company recognized aircraft impairment of $22.0 million related to the Airbus A330-200 aircraft. The lease was terminated, and this aircraft was returned to the Company and re-leased to another airline in January 2018. The Company did not recognize aircraft impairment on the Airbus A321-200 aircraft.

During the year ended December 31, 2016, the Company recognized aircraft impairment of $96.1 million related to one narrow-body aircraft and three wide-body aircraft. The Company sold the narrow-body aircraft in the third quarter of 2016, with proceeds paid to the lender in full satisfaction of the associated debt.

Flight equipment held for operating lease consists of the following (dollars in thousands):

	December 31, 2018	December 31, 2017
Cost	$3,900,938	$3,574,202
Accumulated depreciation	(672,920)	(612,458)
Flight equipment held for operating lease, net	$3,228,018	$2,961,744

The Company capitalized $16.4 million and $7.4 million of major maintenance for the years ended December 31, 2018 and 2017, respectively.

The classification of the net book value of flight equipment held for operating lease, net and operating lease revenue by geographic region in the tables and discussion below is based on the principal operating location of the lessees.

The distribution of the net book value of flight equipment held for operating lease by geographic region is as follows (dollars in thousands):

	December 31, 2018		December 31, 2017
Europe:
United Kingdom	$169,763	5%	$128,116	4%
Spain	168,534	5%	175,593	6%
Turkey	22,843	1%	135,764	5%
Other	242,711	8%	251,345	8%
Europe — Total	603,851	19%	690,818	23%
Asia and South Pacific:
India	690,193	21%	601,072	20%
Philippines	276,237	9%	268,504	9%
Indonesia	296,390	9%	204,840	7%
Malaysia	394,441	12%	76,706	3%
China	177,393	5%	186,083	6%
Other	161,330	6%	75,665	2%
Asia and South Pacific — Total	1,995,984	62%	1,412,870	47%
Mexico, South and Central America — Total	58,202	2%	162,274	6%
North America:
United States	126,498	4%	147,580	5%
Other	49,320	1%	52,182	2%
North America — Total	175,818	5%	199,762	7%
Middle East and Africa:
Ethiopia	312,977	10%	322,896	11%
Other	81,186	2%	116,273	4%
Middle East and Africa — Total	394,163	12%	439,169	15%
Off-Lease — Total	—	—	56,851	2%
Total flight equipment held for operating lease, net	$3,228,018	100%	$2,961,744	100%

The distribution of operating lease revenue by geographic region for the years ended December 31, 2018, 2017 and 2016 is as follows (dollars in thousands):

	Years ended
	2018		2017		2016
Europe:
United Kingdom	$31,259	8%	$29,182	8%	$34,498	11%
Spain	17,267	4%	11,199	3%	5,361	2%
Turkey	12,114	3%	17,103	5%	24,593	8%
Germany	—	—	26,457	8%	13,836	4%
Other	31,995	8%	29,180	9%	28,394	9%
Europe — Total	92,635	23%	113,121	33%	106,682	34%
Asia and South Pacific:
India	87,492	22%	64,381	18%	39,640	13%
Philippines	35,009	9%	29,825	9%	29,129	9%
Indonesia	32,336	8%	16,308	5%	8,320	3%
Malaysia	26,748	7%	8,767	3%	2,647	1%
China	21,103	5%	22,611	6%	23,882	8%
Other	18,756	4%	10,496	3%	16,320	4%
Asia and South Pacific — Total	221,444	55%	152,388	44%	119,938	38%
Mexico, South and Central America — Total	11,415	3%	17,565	5%	17,707	6%
North America:
United States	20,147	5%	17,647	5%	24,591	8%
Other	6,242	2%	6,237	2%	6,223	2%
North America — Total	26,389	7%	23,884	7%	30,814	10%
Middle East and Africa:
Ethiopia	30,019	8%	30,018	9%	30,084	10%
Other	17,612	4%	9,918	2%	8,357	2%
Middle East and Africa — Total	47,631	12%	39,936	11%	38,441	12%
Total Operating Lease Revenue	$399,514	100%	$346,894	100%	$313,582	100%

In each of the years ended December 31, 2018, and 2017, the Company had one customer (Air India) that accounted for 10% or more  of total operating lease revenue. No customer accounted for 10% or more of total operating lease revenue for the year ended December 31, 2016.

At December 31, 2018, the Company had two lessees, which leased a total of three aircraft, on non-accrual status, as the Company had determined that it was not probable that the economic benefits of the leases would be received by the Company, principally due to (i) the lessees’ failure to pay rent and overhaul payments and (ii) the Company’s evaluation of the lessees’ payment history. At December 31, 2017 and 2016, no lessees were on non-accrual status.

Following the Air Berlin insolvency proceedings in August 2017, the Company had placed Air Berlin on non-accrual status and recognized revenue from the two aircraft leased to Air Berlin only as cash was received, including the application of any security deposits and letters of credit. Air Berlin returned both aircraft to the Company and the Company recognized $16.6 million of end of lease income during the fourth quarter of 2017.

For the years ended December 31, 2018, 2017 and 2016, the Company recognized end of lease income, which is included in operating lease revenue, of $20.3 million, $17.8 million and $8.9 million, respectively.

As of December 31, 2018 and 2017, the weighted average remaining lease term of the Company’s aircraft held for operating lease was 5.9 years and 6.3 years, respectively.

Presented below are the contracted future minimum rental payments due under non-cancellable operating leases for flight equipment held for operating lease, as of December 31, 2018. For leases that have floating rental rates, the future minimum rental payments assume that the rental payment due as of December 31, 2018 is held constant for the duration of the lease.

Year ending December 31,	(Dollars in thousands)
2019	$403,535
2020	372,432
2021	323,232
2022	272,427
2023	227,535
Thereafter	661,006
Future minimum rental payments under operating leases	$2,260,167

For the years ended December 31, 2018, 2017 and 2016, amortization of lease incentives recorded as a reduction of operating lease revenue totaled $9.7 million, $7.7 million and $8.9 million, respectively. At December 31, 2018, lease incentive amortization for the next five years and thereafter is as follows (dollars in thousands):

Year ending December 31,
2019	$7,432
2020	4,652
2021	3,243
2022	2,744
2023	1,543
Thereafter	939
Future amortization of lease incentives	$20,553